Document and Entity Information	Mar. 21, 2016
Prospectus:
Document Type	497
Document Period End Date	Mar. 21, 2016
Registrant Name	MARKET VECTORS ETF TRUST
Central Index Key	0001137360
Amendment Flag	false
Document Creation Date	Mar. 21, 2016
Document Effective Date	Mar. 21, 2016
Prospectus Date	May 01, 2015